Subsequent Events - Additional Information (Detail) - Subsequent event ¥ in Millions, shares in Millions, $ in Millions	May 18, 2021 JPY (¥)	May 18, 2021 USD ($)	Apr. 28, 2021 JPY (¥) shares
Subsequent Event [Line Items]
Number of shares for repurchase | shares			25
Total purchase price for repurchase | ¥			¥ 200,000
Sony Music Entertainment [Member]
Subsequent Event [Line Items]
Percentage of equity interest acquired	100.00%	100.00%
Business acquisition total consideration	¥ 49,794	$ 456
Minimum
Subsequent Event [Line Items]
Period of repurchase			Apr. 30, 2021
Maximum
Subsequent Event [Line Items]
Period of repurchase			Apr. 28, 2022